SUBSEQUENT EVENTS (Narrative) (Details)			1 Months Ended					12 Months Ended
	Aug. 13, 2020 $ / shares	Jul. 03, 2020 $ / shares	Feb. 28, 2022 share $ / shares	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2020 $ / shares	Sep. 24, 2020 $ / shares	Sep. 22, 2020 $ / shares	Nov. 30, 2021 share $ / shares	Nov. 30, 2020 $ / shares	Nov. 30, 2019 share
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of warrants exercised	$ 0.2	$ 0.2			$ 0.2	$ 0.2	$ 0.2	$ 0.01	$ 0.11
Number of share options exercised | share								425,000		125,000
Exercise price of stock options exercised								$ 0.52
Consultant And Director [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				78,125
Professional fees expense | $				$ 17,188
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised | share			125,000
Exercise price of stock options exercised			$ 0.5